Income Taxes - Summary of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Valuation allowance, beginning of year	$ 126,270	$ 102,758	$ 73,155
Change in valuation allowance	39,811	23,512	29,603
Valuation allowance, end of year	$ 166,081	$ 126,270	$ 102,758